SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES (Details)	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2024	$ 2,279,316
Long-Term Debt	$ 2,279,316